                          VAN KAMPEN AMERICAN CAPITAL
                                   VALUE FUND
            SUPPLEMENT DATED APRIL 23, 1998 TO THE PROSPECTUS DATED
        OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON JANUARY 2, 1998
                               AND MARCH 9, 1998

    The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby amended with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by a management team headed by Bret Stanley. Mr. Stanley has been primarily responsible for managing the Fund's investment portfolio since its inception. Mr. Stanley has been Vice President and Portfolio Manager of the Adviser and Van Kampen American Capital Asset Management, Inc. ("VKACAM") since October 1996. Prior to that time, Mr. Stanley was Assistant Vice President and Associate Portfolio Manager of the Adviser and VKACAM. Prior to January 1995, Mr. Stanley was a Portfolio Manager with Gulf Investment Management. Jim Gilligan and Scott Carroll are responsible as co-managers for the day-to-day management of the Fund's investment portfolio. Mr. Gilligan has been Senior Vice President and Portfolio Manager of the Adviser since June 1995 and of VKACAM since September 1995. Prior to that time, Mr. Gilligan was Vice President and Portfolio Manager of VKACAM. Mr. Carroll has been Associate Portfolio Manager of the Adviser and VKACAM since December 1996. Prior to that time, Mr. Carroll was an Equity Analyst with Lincoln Capital Management Company. Prior to September 1992, Mr. Carroll was a Senior Auditor with Pittway Corporation.
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                          VAN KAMPEN AMERICAN CAPITAL
                         GREAT AMERICAN COMPANIES FUND
            SUPPLEMENT DATED APRIL 23, 1998 TO THE PROSPECTUS DATED
        OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON JANUARY 2, 1998
                               AND MARCH 9, 1998

    The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby amended with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by a management team headed by Evan Harrel. Mr. Harrel has been primarily responsible for managing the Fund's investment portfolio since its inception. Mr. Harrel has been Vice President of the Adviser and Van Kampen American Capital Asset Management, Inc. ("VKACAM") since October 1996. Prior to that time, Mr. Harrel was Associate Portfolio Manager of the Adviser. Prior to May 1994, Mr. Harrel was a Vice President with Fayez Sarofim and Co. Jeff New and Michael Davis are responsible as co-managers for the day-to-day management of the Fund's investment portfolio. Mr. New has been Senior Vice President and Portfolio Manager of the Adviser and VKACAM since December 1997. Prior to December 1997, Mr. New was Vice President and Portfolio Manager of the Adviser and VKACAM. Prior to June 1994, Mr. New was Associate Portfolio Manager of VKACAM. Mr. Davis has been Vice President and Portfolio Manager of the Adviser and VKACAM since March 1998. Mr. Davis has been an investment professional since 1983 and was most recently the owner of Davis Equity, a stock research company.